RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETS
This Note provides information for leases where the Group is a lessee.

Amounts recognized in the balance sheet
The balance sheet shows the following amounts relating to lease:

Amounts in $ ‘000	Buildings	Cars	Total
Carrying value at At cost	22,999	2,380	25,379
Carrying value at Accumulated depreciation	(4,296)	(1,140)	(5,436)
Carrying value at January 1, 2022	18,703	1,240	19,943
Additions	14,640	1,741	16,381
Remeasurement	426	—	426
Divestments	(292)	(739)	(1,031)
Depreciation charges	(2,223)	(797)	(3,020)
Depreciation of disinvestment	78	596	674
Impairment	(3,860)	—	(3,860)
Divestment of impaired asset	59	—	59
Currency translation - cost	(1,029)	(48)	(1,077)
Currency translation - accumulated depreciation	197	61	258
Movement 2022	7,996	814	8,810
At cost	32,884	3,334	36,218
Accumulated depreciation	(6,185)	(1,280)	(7,465)
Carrying value at December 31, 2022	26,699	2,054	28,753
Additions	—	1,413	1,413
Remeasurement	1,865	—	1,865
Divestments	—	(756)	(756)
Depreciation charges	(2,913)	(1,289)	(4,202)
Depreciation of disinvestment	—	700	700
Impairment	(4,663)	—	(4,663)
Divestment of impaired asset	—	—	—
Currency translation - cost	873	18	891
Currency translation - accumulated depreciation	(213)	(11)	(224)
Movement 2023	(5,051)	75	(4,976)
At cost	30,959	4,009	34,968
Accumulated depreciation	(9,311)	(1,880)	(11,191)
Carrying value at December 31, 2023	21,648	2,129	23,777
Investments in buildings in 2022 primarily relate to the lease contract for the DSP facility at Pivot Park in Oss, the Netherlands. During 2022, the lease commenced and resulted in an investment of $14.6 million. Pharming remains exploring alternative utilization possibilities for assets. As a result of aforementioned, the right of use asset was impaired for an additional amount of $4.7 million in 2023 (2022: $3.9 million). The impairment assessment was conducted based on a value-in-use approach, utilizing the incremental borrowing rate of 4.38% (2022: 4.47%) as the applicable discount rate. The recoverable amount is reflecting in the book value of the asset, which stands at $5.5 million (2022: $10.7 million). The decrease in the recoverable amount is primarily attributed to the reduced expected annual sublease prices.

The remeasurements in buildings relate to adjustments in the existing right-of-use assets to reflect inflation-related higher lease payments.
The Company applies for the recognition exemption for short-term leases and leases of low-value assets. The respective lease payments are recorded in the consolidated statement of income and are immaterial to the financial statements.

Amounts recognized in the statement of income
Depreciation charges on production related right-of-use assets of $0.5 million in 2023 (2022: $0.5 million, 2021: $0.5 million) have been included in the value of inventories and an amount of $3.7 million of the total 2023 depreciation costs has been charged to the statement of income (2022: $2.6 million, 2021: $2.3 million).
The statement of income shows the following amounts relating to leases:

Amounts in $ ‘000	2023	2022	2021
Depreciation rights of use assets
Depreciation right of use buildings	(2,380)	(1,781)	(1,629)
Depreciation right of use cars	(1,284)	(784)	(660)
Total depreciation right of use assets	(3,664)	(2,565)	(2,289)
Interest expense (Note 7)	(1,088)	(622)	(795)
Total expense right of use assets	(4,752)	(3,187)	(3,084)

Lease charges
The non-cancellable leases at December 31, 2023 have remaining terms of between one and 14 years and generally include a clause to enable upward revision of the rental charge on an annual basis according to prevailing market conditions.
The expected lease charges after the end of the reporting year have been disclosed in Note 24. Financial risk management. Allocations of the lease charges to costs or general and administrative expenses have been based on the nature of the asset in use.
LEASES
Lease liabilities can be specified as follows:

Amounts in $ ‘000	2023	2022
Balance at January 1	33,308	20,875
Additions	1,295	15,822
Remeasurement	1,865	426
Interest expense accrued	1,193	718
Payments of lease liabilities	(5,126)	(3,311)
Other movements	(319)	(348)
Currency translation	907	(874)
Balance at December 31	33,123	33,308
- Current portion	3,616	3,465
- Non-current portion	29,507	29,843
Additions in 2022 primarily relate to new lease contracts for our operational facilities in the Netherlands. Additions in 2023 solely relate to newly leased cars. The remeasurement reflects inflation related higher lease payments on buildings.
Future minimum lease payments as at December 31, 2023 and 2022 are as follows:

	2023		2022
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	5,071	4,995	4,644	4,535
After one year but not more than five years	16,024	14,369	15,157	13,582
More than five years	18,996	14,104	20,890	15,191
Balance at December 31	40,091	33,468	40,691	33,308